Label	Element	Value
Lord Abbett Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000911507_SupplementTextBlock

LORD ABBETT INVESTMENT TRUST

Lord Abbett Multi-Asset Income Fund

Supplement dated April 29, 2016 to the

Prospectus dated April 1, 2016

Lord Abbett Multi-Asset Income Fund

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 41 and 42 of the prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class			A		B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			2.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)			None(1)		5.00%	1.00%(2)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.08%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	1.02%	0.92%	1.37%	1.52%	1.42%	1.17%	0.92%	0.84%

(1)  A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)   A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 342	$ 588	$ 854	$ 1,613	$ 342	$ 588	$ 854	$ 1,613
Class B Shares	$ 695	$ 903	$ 1,237	$ 2,048	$ 195	$ 603	$ 1,037	$ 2,048
Class C Shares	$ 295	$ 603	$ 1,037	$ 2,243	$ 195	$ 603	$ 1,037	$ 2,243
Class F Shares	$ 104	$ 325	$ 563	$ 1,248	$ 104	$ 325	$ 563	$ 1,248
Class I Shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131
Class P Shares	$ 139	$ 434	$ 750	$ 1,646	$ 139	$ 434	$ 750	$ 1,646
Class R2 Shares	$ 155	$ 480	$ 829	$ 1,813	$ 155	$ 480	$ 829	$ 1,813
Class R3 Shares	$ 145	$ 449	$ 776	$ 1,702	$ 145	$ 449	$ 776	$ 1,702
Class R4 Shares	$ 119	$ 372	$ 644	$ 1,420	$ 119	$ 372	$ 644	$ 1,420
Class R5 Shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131
Class R6 Shares	$ 86	$ 268	$ 466	$ 1,037	$ 86	$ 268	$ 466	$ 1,037

Risk/Return [Heading]	rr_RiskReturnHeading	Lord Abbett Multi-Asset Income Fund